Dreyfus Cash Management

(the “Fund”)

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Fund's prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on December 12, 2013 (SEC Accession No. 0000759667-13-000020).